Gold and Silver Sales - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 7,636	$ 0	$ 18,760	$ 0	$ 13,709	$ 180
Care And Maintenance Net [Member]
Product Information [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						$ 200